SEGMENT REPORTING - Additional Information (Details) - ARS ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Annual sales		$ 457,447,875,000	$ 344,309,148,000	$ 337,049,524,000
Small companies, individuals and companies | Maximum
Disclosure of operating segments [line items]
Annual sales	$ 500,000
Small and Medium Size Companies | Minimum
Disclosure of operating segments [line items]
Annual sales	500,000
Small and Medium Size Companies | Maximum
Disclosure of operating segments [line items]
Annual sales	5,000,000
Megras | Minimum
Disclosure of operating segments [line items]
Annual sales	5,000,000
Megras | Maximum
Disclosure of operating segments [line items]
Annual sales	7,000,000
Grandes companies
Disclosure of operating segments [line items]
Annual sales	$ 7,000,000